Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes (Details) [Line Items]
Operating loss carry forwards	$ 130.9
valuation allowance	21.5
Reversal of the valuation allowance, expected to benefit additional paid in capital	2.4
Research and development credit carryforwards
Income Taxes (Details) [Line Items]
Tax credit carryforwards	0.7
U.S.
Income Taxes (Details) [Line Items]
Operating loss carry forwards	71.1
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating loss carry forwards	59.8
State and Local Jurisdiction [Member] | Research and development credit carryforwards
Income Taxes (Details) [Line Items]
Tax credit carryforwards	$ 0.5